Financial instruments, Interest-bearing loans and borrowings (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£) Tranche	Nov. 06, 2020 USD ($) Tranche	Mar. 31, 2020 USD ($)	Mar. 02, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Sep. 13, 2017 USD ($)
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings | £		£ 36,654				£ 0
Oxford Finance Agreement [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity			$ 100,000,000
Number of tranches | Tranche			3
Maturity date for monthly payments of principal and interest	Nov. 30, 2025
Accrued interest and a prepayment fee	$ 10,000,000
Oxford Finance Agreement [Member] | LIBOR [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		12.01%
Oxford Finance Agreement, Tranche One [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings			$ 50,000,000
Oxford Finance Agreement, Tranche Two [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings			25,000,000
Oxford Finance Agreement, Tranche Three [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, remaining amount			$ 25,000,000
Gates Foundation Convertible Loan [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity								$ 40,000,000
Number of tranches | Tranche		2
Borrowings				$ 25,000,000	$ 25,000,000		$ 25,500,000
Borrowings interest rate for first twelve months		2.00%
Borrowings interest rate after one year		0.00%
Gates Foundation Convertible Loan [Member] | First Tranche [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings					$ 25,000,000
Borrowings interest rate for first twelve months						2.00%	2.00%